Organization and Nature of Operations (Details) - Schedule of Consolidated Financial Statements	6 Months Ended
Jun. 30, 2023
Shengfeng Holding Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hong Kong
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Tianyu
Fujian Tianyu Shengfeng Logistics Co., Ltd. (“Tianyu”) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 16, 2020
Percentage of direct or indirect	100.00%
Principal activities	Investment holding of Shengfeng VIE
Shengfeng Logistics Group Co., Ltd. (“Shengfeng VIE”) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 07, 2001
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuqing Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 15, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Xiamen Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Dec. 22, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Guangdong Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guangdong, the PRC
Date of incorporation or acquisition	Dec. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hainan Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hainan, the PRC
Date of incorporation or acquisition	Aug. 18, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Beijing Tianyushengfeng E-commerce Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Jan. 09, 2004
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Beijing Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Beijing, the PRC
Date of incorporation or acquisition	Apr. 13, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guizhou) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guizhou, the PRC
Date of incorporation or acquisition	Aug. 15, 2017
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Tianjin) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Tianjin, the PRC
Date of incorporation or acquisition	Mar. 08, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Shandong) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shandong, the PRC
Date of incorporation or acquisition	Mar. 15, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Hebei Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hebei, the PRC
Date of incorporation or acquisition	Feb. 17, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Henan) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Henan, the PRC
Date of incorporation or acquisition	Mar. 28, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Liaoning) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Liaoning, the PRC
Date of incorporation or acquisition	Mar. 02, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Yunnan) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Yunnan, the PRC
Date of incorporation or acquisition	Jan. 25, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics (Guangxi) Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Guangxi, the PRC
Date of incorporation or acquisition	Feb. 01, 2016
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hubei Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Hubei, the PRC
Date of incorporation or acquisition	Dec. 15, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shengfeng Logistics Group (Shanghai) Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Aug. 26, 2015
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Shanghai Shengxu Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shanghai, the PRC
Date of incorporation or acquisition	Jun. 04, 2003
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Hangzhou Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Jun. 10, 2010
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Nanjing Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Aug. 30, 2011
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC
Date of incorporation or acquisition	Jan. 14, 2005
Percentage of direct or indirect	90.00%
Principal activities	Transportation and warehouse storage management service
Suzhou Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangsu, the PRC	[1]
Date of incorporation or acquisition	Aug. 09, 2019	[1]
Percentage of direct or indirect	100.00%	[1]
Principal activities	Transportation and warehouse storage management service	[1]
Shengfeng Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Jun. 19, 2014
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fuzhou Shengfeng Transportation Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 18, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Sichuan Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Sichuan, the PRC
Date of incorporation or acquisition	Jun. 27, 2019
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Shengfeng Logistics Co., Ltd.[Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Apr. 02, 2020
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Fujian Dafengche Information Technology Co. Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC
Date of incorporation or acquisition	Aug. 26, 2020
Percentage of direct or indirect	100.00%
Principal activities	Software engineering
Ningde Shengfeng Logistics Co. Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[2]
Date of incorporation or acquisition	Nov. 12, 2018	[2]
Percentage of direct or indirect	51.00%	[2]
Principal activities	Transportation and warehouse storage management service	[2]
Fujian Hangfeng Logistics Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[3]
Date of incorporation or acquisition	Oct. 28, 2020	[3]
Percentage of direct or indirect	0.00%	[3]
Principal activities	Transportation service	[3]
Shengfeng Logistics (Zhejiang) Co., Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Zhejiang, the PRC
Date of incorporation or acquisition	Feb. 01, 2021
Percentage of direct or indirect	100.00%
Principal activities	Transportation and warehouse storage management service
Chengdu Shengfeng Supply Chain Management Co., Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Chengdu, the PRC
Date of incorporation or acquisition	Oct. 12, 2021
Percentage of direct or indirect	100.00%
Principal activities	Supply chain management service
Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[4]
Date of incorporation or acquisition	Sep. 23, 2022	[4]
Percentage of direct or indirect	100.00%	[4]
Principal activities	Supply chain management service	[4]
Yichun Shengfeng Logistics Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Jiangxi, the PRC	[5]
Date of incorporation or acquisition	Dec. 01, 2022	[5]
Percentage of direct or indirect	100.00%	[5]
Principal activities	Transportation and warehouse storage management service	[5]
Fujian Shengfeng Smart Technology Co., Ltd. [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[6]
Date of incorporation or acquisition	Apr. 20, 2023	[6]
Percentage of direct or indirect	100.00%	[6]
Principal activities	Property management service	[6]
Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Shenzhen, the PRC	[7]
Date of incorporation or acquisition	May 19, 2023	[7]
Percentage of direct or indirect	100.00%	[7]
Principal activities	Supply chain management service	[7]
Fujian Fengche Logistics Co., Ltd.(e) [Member]
Condensed Financial Statements, Captions [Line Items]
Place of incorporation	Fujian, the PRC	[8]
Date of incorporation or acquisition	Sep. 27, 2023	[8]
Percentage of direct or indirect	100.00%	[8]
Principal activities	Supply chain management service	[8]

[1]	On July 8, 2021, Suzhou Shengfeng Supply Chain Management Co, Ltd. became a wholly owned subsidiary of Shengfeng Logistics.
[2]	On January 5, 2022, Shengfeng Logistics entered into a share transfer agreement with Fuzhou Puhui Technology Co., Ltd. (“Fuzhou Puhui”), an unrelated third party, to transfer its 49% equity interest in Ningde Shengfeng Logistics Co., Ltd. (“Ningde Shengfeng”) to Fuzhou Puhui. After the transaction, the Company owned a 51% equity interest in Ningde Shengfeng.
[3]	On June 5, 2023, 100% equity interest in Fujian Fengche Logistics Co., Ltd. was transferred to third parties.
[4]	On September 23, 2022, Shengfeng Logistics Group (Ningde) Supply Chain Management Co., Ltd. was set up in Fujian, China. This entity is fully owned by Shengfeng Logistics Group Co., Ltd. and will provide supply chain management service in the future.
[5]	On May 29, 2023, Yichun Shengfeng Logistics Co., Ltd. became a wholly owned subsidiary of Tianyu.
[6]	On April 20, 2023, Fujian Shengfeng Smart Technology Co., Ltd. was set up in Fujian, China. This entity is fully owned by Tianyu and will provide property management service in the future.
[7]	On May 19, 2023, Shenzhen Tianyu Shengfeng Supply Chain Management Co., Ltd. was set up in Shenzhen, China. This entity is fully owned by Tianyu and will provide supply chain management service in the future.
[8]	On September 27, 2023, Fujian Pingtan Tianyu Shengfeng Technology Co., Ltd was set up in Fujian, China. 51% of the equity interest is owned by Tianyu, and 49% of the equity interest is owned by Shengfeng Supply Chain Management Co., Ltd. This entity will provide supply chain management service in the future.